Segment Reporting - Schedule of Reportable Segments and Corporate (Details) - Other Operating Segment [Member] - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
Cash	$ 250,879
Accounts receivable, net	5,000
Prepaid expenses and other current assets	159,078
Deposits and other assets
Intangible assets	25,258
Goodwill
All other assets	11,687,544
Total Assets	12,127,759
Accounts payable and accrued liabilities	5,064,691
Note payable, net of debt discount and issuance costs	197,374
Deferred revenue	98,511
All other Liabilities	3,029,061
Total Liabilities	8,389,637
Vocal [Member]
Segment Reporting [Line Items]
Cash	87,041	$ 124,536
Accounts receivable, net
Prepaid expenses and other current assets	18,686	93,731
Deposits and other assets
Intangible assets
Goodwill
All other assets	87,040
Total Assets	192,767	218,267
Accounts payable and accrued liabilities	325,936	399,864
Note payable, net of debt discount and issuance costs	90,175	66,228
Deferred revenue	98,511	118,862
Convertible Notes, net of debt discount and issuance costs
All other Liabilities
Total Liabilities	514,622	584,954
OG Collection [Member]
Segment Reporting [Line Items]
Cash	28,983
Accounts receivable, net
Prepaid expenses and other current assets	23,117
Deposits and other assets
Intangible assets
Goodwill
All other assets	39,960
Total Assets	92,060
Accounts payable and accrued liabilities	7,011
Note payable, net of debt discount and issuance costs	81,853
Deferred revenue
All other Liabilities
Total Liabilities	88,864
Corporate [Member]
Segment Reporting [Line Items]
Cash	134,855
Accounts receivable, net	5,000
Prepaid expenses and other current assets	117,275
Deposits and other assets
Intangible assets	25,258
Goodwill
All other assets	11,560,544
Total Assets	11,842,932
Accounts payable and accrued liabilities	4,731,744
Note payable, net of debt discount and issuance costs	25,346
Deferred revenue
All other Liabilities	3,029,061
Total Liabilities	$ 7,786,151
Corporate [Member]
Segment Reporting [Line Items]
Cash		91,365
Accounts receivable, net		10,000
Prepaid expenses and other current assets		167,190
Intangible assets		28,043
All other assets		1,430,991
Total Assets		1,727,589
Accounts payable and accrued liabilities		4,900,324
Note payable, net of debt discount and issuance costs		54,902
Deferred revenue
Convertible Notes, net of debt discount and issuance costs		383,374
All other Liabilities		1,668,038
Total Liabilities		7,006,638
Previously Reported [Member]
Segment Reporting [Line Items]
Cash		221,742
Accounts receivable, net		10,000
Prepaid expenses and other current assets		260,921
Intangible assets		28,043
All other assets		1,430,991
Total Assets		1,951,697
Accounts payable and accrued liabilities		5,285,765
Note payable, net of debt discount and issuance costs		121,130
Deferred revenue		118,862
Convertible Notes, net of debt discount and issuance costs		383,374
All other Liabilities		1,668,038
Total Liabilities		7,577,169
Previously Reported [Member] | Vocal [Member]
Segment Reporting [Line Items]
Accounts receivable, net
Previously Reported [Member] | OG Collection [Member]
Segment Reporting [Line Items]
Cash			$ 1,319
Accounts receivable, net
Deposits and other assets
Intangible assets
Goodwill
All other assets
Total Assets			1,319
Accounts payable and accrued liabilities			17,447
Note payable, net of debt discount and issuance costs
Deferred revenue
Convertible Notes, net of debt discount and issuance costs
All other Liabilities
Total Liabilities			17,447
Previously Reported [Member] | Corporate [Member]
Segment Reporting [Line Items]
Cash			9,019
Accounts receivable, net			2,000
Deposits and other assets			83,616
Intangible assets			103,550
Goodwill			5,415
All other assets			2,052,278
Total Assets			2,255,878
Accounts payable and accrued liabilities			7,925,983
Note payable, net of debt discount and issuance costs			859,304
Deferred revenue
Convertible Notes, net of debt discount and issuance costs			1,216,158
All other Liabilities			1,798,758
Total Liabilities			11,800,203
Previously Reported [Member] | Vocal [Member]
Segment Reporting [Line Items]
Cash		124,605	5,152
Accounts receivable, net
Prepaid expenses and other current assets		93,731
Deposits and other assets
Intangible assets
Goodwill
All other assets
Total Assets		218,336	5,152
Accounts payable and accrued liabilities		385,191	507,374
Note payable, net of debt discount and issuance costs		66,228	88,695
Deferred revenue		118,862	146,950
Convertible Notes, net of debt discount and issuance costs
All other Liabilities
Total Liabilities		570,281	$ 743,019
Previously Reported [Member] | OG Collection [Member]
Segment Reporting [Line Items]
Cash		5,772
Accounts receivable, net
Prepaid expenses and other current assets
Intangible assets
All other assets
Total Assets		5,772
Accounts payable and accrued liabilities		250
Deferred revenue
Convertible Notes, net of debt discount and issuance costs
All other Liabilities
Total Liabilities		$ 250